Intangible Assets, Net Schedule of Future Amortization (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2012
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013	$ 39,577
2014	34,412
2015	30,981
2016	29,643
2017	26,881
2018 and thereafter	20,236
Finite-Lived Intangible Assets, Future Amortization Expense	$ 181,730